FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
Schedule of fair value of financial assets and liabilities

The fair value of financial assets and liabilities as of December 31, 2012 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total
	RUR	RUR	RUR	RUR
Assets
Cash equivalents:
Bank deposits(1)	—	5,530	—	5,530
Investments in money market funds	969	—	—	969
Term deposits, current	—	4,629	—	4,629
Term deposits, non-current	—	10,330	—	10,330
Marketable securities, current(2)	76	—	—	76
Marketable securities, non-current(2)	39	—	—	39
Restricted cash	214	—	—	214
Loans to employees	—	199	—	199
Derivative contracts (Notes 4, 6)(2)	—	—	8	8
Capital protected index-linked note—host contract (Note 5)	—	2,366	—	2,366
Capital protected index-linked note—derivative(2) (Note 5)	—	12	—	12

	1,298	23,066	8	24,372

Liabilities
Derivative contracts(2)	—	50	—	50
(1)
Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

(2)
Amounts are measured at fair value on a recurring basis.

        The fair value of financial assets and liabilities as of December 31, 2013 consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total	Total
	RUR	RUR	RUR	RUR	$
Assets
Cash equivalents:
Bank deposits(1)	—	16,730	—	16,730	511.2
Investments in money market funds	14,371	—	—	14,371	439.1
Term deposits, non-current	—	15,180	—	15,180	463.8
Marketable securities, current(2)	87	—	—	87	2.7
Restricted cash	104	—	—	104	3.2
Loans to employees	—	447	—	447	13.7
Loans granted	—	278	—	278	8.4
Derivative contracts (Notes 4, 6)(2)	—	—	22	22	0.6

	14,562	32,635	22	47,219	1,442.7

Liabilities
Derivative contracts(2)	—	9	—	9	0.3

	—	9	—	9	0.3

(1)
Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

(2)
Amounts are measured at fair value on a recurring basis.

Schedule of carrying amounts and fair values of debt securities

	2012
			2013
	Carrying amount
		Fair value	Carrying amount		Fair value
	RUR	RUR	RUR	$	RUR	$
Credit-linked notes	2,430	2,404	—	—	—	—
Convertible debt	—	—	(16,429)	(502.0)	(21,647)	(661.4)

Total	2,430	2,404	(16,429)	(502.0)	(21,647)	(661.4)